EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 222	$ 251	$ 70
Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	49.00%	18.00%
Voting interest (%)	49.00%	18.00%
Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%